INVENTORIES	12 Months Ended
Dec. 31, 2022
INVENTORIES
INVENTORIES

4.      INVENTORIES

The Company’s inventories consist of finished goods amounted to $6.1 million and $1.9 million, as of December 31, 2022 and 2021, respectively. No write downs the carrying amount of inventory have been recorded in the years ended December 31, 2022, 2021 and 2020.